Document and Entity Information	12 Months Ended
Oct. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2012
Registrant Name	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
Central Index Key	0000857769
Amendment Flag	false
Document Creation Date	Sep 26, 2012
Document Effective Date	Oct 1, 2012
Prospectus Date	Oct 1, 2012

John Hancock High Yield Municipal Bond Fund | Prospectus Class A, B and C Shares
JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND
Investment objective
To seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 15 of the prospectus under “Sales charge reductions and waivers” or pages 50 to 54 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - John Hancock High Yield Municipal Bond Fund Prospectus Class A, B and C Shares	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	4.50%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - John Hancock High Yield Municipal Bond Fund Prospectus Class A, B and C Shares		Class A	Class B	Class C
Management fee		0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	[1]	0.15%	0.90%	0.90%
Other expenses		0.17%	0.17%	0.17%
Total annual fund operating expenses		0.87%	1.62%	1.62%
[1]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25% for Class A, 1.00% for Class B and 1.00% for Class C shares.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Sold
Expense Example - John Hancock High Yield Municipal Bond Fund Prospectus Class A, B and C Shares (USD $)	Class A	Class B	Class C
1 Year	535	665	265
3 Years	736	832	532
5 Years	953	1,124	924
10 Years	1,577	1,823	2,022

Kept
Expense Example, No Redemption - John Hancock High Yield Municipal Bond Fund Prospectus Class A, B and C Shares (USD $)	Class A	Class B	Class C
1 Year	535	165	165
3 Years	736	532	532
5 Years	953	924	924
10 Years	1,577	1,823	2,022

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Principal investment strategies
Under normal market conditions, the fund invests at least 80% of its net assets, plus amounts borrowed for investment purposes, in municipal bonds of any maturity with credit ratings from A to BB by Standard & Poor’s Corporation (S&P) or A to Ba by Moody’s Investors Service, Inc. (Moody’s) or their unrated equivalents. The fund may also invest up to 5% of its net assets in bonds rated as low as CC by S&P or Ca by Moody’s or their unrated equivalents. Bonds that are rated at or below BB by S&P or Ba by Moody’s are considered junk bonds. Municipal bonds may be subject to alternative minimum tax (AMT) and income may not be entirely tax-free to all investors.

The fund may buy bonds of any maturity. If a bond’s credit rating rises or falls, the fund does not have to sell it unless the subadviser determines a sale is in the fund’s best interest. Accordingly, the fund may, for periods of time, hold a lower percentage of qualifying securities. While the percentage of qualifying securities held is below 80%, the fund will only purchase qualifying securities.

The fund is non-diversified and may invest more than 5% of its net assets in securities of any given issuer. The fund may invest heavily in bonds from any given state or region. The fund may engage in derivative transactions that include futures contracts on debt securities and debt securities indexes; options on futures, debt securities and debt indexes; and inverse floating rate securities, in each case, for the purposes of reducing risk and/or enhancing investment returns.

The subadviser looks for bonds that are undervalued, based on both broad and security-specific factors, such as issuer creditworthiness, bond structure, general credit trends and the relative attractiveness of different types of issuers. The subadviser uses detailed analysis of an appropriate index to model portfolio performance and composition, then blends the macro assessment with security analysis in a comprehensive and disciplined fashion. The fund does not intend to use frequent trading as part of its strategy.

In general, the subadviser favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds. The subadviser also favors bonds that have limitations on being paid off early (call protection), as this can help minimize the effect that falling interest rates may have on the fund’s yield. To the extent that the fund invests in bonds that are subject to the AMT, the income paid by the fund may not be entirely tax-free to all investors.
Principal risks
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:
Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.
Inverse floating rate securities Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.
Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.
Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Municipal bond risk Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls. Revenue bond prices can decline if related projects become unprofitable.

The fund may hold bonds that are insured as to principal and interest payments. Because the value of an insured municipal bond depends in part on the claims-paying ability of the insurer, the fund would be subject to the risk that the insurer may be unable to pay claims filed pursuant to the coverage. The fund may hold several investments covered by one insurer, which would increase the fund’s exposure to the claims-paying ability of that insurer. In addition, insurance does not guarantee the market value of the insured obligation.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Sector investing risk Because the fund may focus on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

State/region risk Investing heavily in any one state or region increases exposure to losses in securities of that state’s or region’s issuers.
Past performance
The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Calendar year total returns — Class A (%)

Year-to-date total return The fund’s total return for the six months ended June 30, 2012 was 6.72%. Best quarter: Q3 ’09, 11.22% Worst quarter: Q4 ’08, -10.74%
Average annual total returns (%) as of 12-31-11
Average Annual Total Returns - John Hancock High Yield Municipal Bond Fund Prospectus Class A, B and C Shares	1 Year	5 Year	10 Year
Class A before tax	5.26%	2.57%	4.42%
Class A After tax on distributions	5.25%	2.56%	4.41%
Class A After tax on distributions, with sale	5.11%	2.85%	4.49%
Class B before tax	4.35%	2.41%	4.28%
Class C before tax	8.35%	2.74%	4.12%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.38%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
John Hancock High Yield Municipal Bond Fund | Prospectus Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 15 of the prospectus under “Sales charge reductions and waivers” or pages 50 to 54 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 15 of the prospectus under “Sales charge reductions and waivers” or pages 50 to 54 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the fund invests at least 80% of its net assets, plus amounts borrowed for investment purposes, in municipal bonds of any maturity with credit ratings from A to BB by Standard & Poor’s Corporation (S&P) or A to Ba by Moody’s Investors Service, Inc. (Moody’s) or their unrated equivalents. The fund may also invest up to 5% of its net assets in bonds rated as low as CC by S&P or Ca by Moody’s or their unrated equivalents. Bonds that are rated at or below BB by S&P or Ba by Moody’s are considered junk bonds. Municipal bonds may be subject to alternative minimum tax (AMT) and income may not be entirely tax-free to all investors.

The fund may buy bonds of any maturity. If a bond’s credit rating rises or falls, the fund does not have to sell it unless the subadviser determines a sale is in the fund’s best interest. Accordingly, the fund may, for periods of time, hold a lower percentage of qualifying securities. While the percentage of qualifying securities held is below 80%, the fund will only purchase qualifying securities.

The fund is non-diversified and may invest more than 5% of its net assets in securities of any given issuer. The fund may invest heavily in bonds from any given state or region. The fund may engage in derivative transactions that include futures contracts on debt securities and debt securities indexes; options on futures, debt securities and debt indexes; and inverse floating rate securities, in each case, for the purposes of reducing risk and/or enhancing investment returns.

The subadviser looks for bonds that are undervalued, based on both broad and security-specific factors, such as issuer creditworthiness, bond structure, general credit trends and the relative attractiveness of different types of issuers. The subadviser uses detailed analysis of an appropriate index to model portfolio performance and composition, then blends the macro assessment with security analysis in a comprehensive and disciplined fashion. The fund does not intend to use frequent trading as part of its strategy.

		In general, the subadviser favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds. The subadviser also favors bonds that have limitations on being paid off early (call protection), as this can help minimize the effect that falling interest rates may have on the fund’s yield. To the extent that the fund invests in bonds that are subject to the AMT, the income paid by the fund may not be entirely tax-free to all investors.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:
Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.
Inverse floating rate securities Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.
Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.
Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Municipal bond risk Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls. Revenue bond prices can decline if related projects become unprofitable.

The fund may hold bonds that are insured as to principal and interest payments. Because the value of an insured municipal bond depends in part on the claims-paying ability of the insurer, the fund would be subject to the risk that the insurer may be unable to pay claims filed pursuant to the coverage. The fund may hold several investments covered by one insurer, which would increase the fund’s exposure to the claims-paying ability of that insurer. In addition, insurance does not guarantee the market value of the insured obligation.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.

Sector investing risk Because the fund may focus on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

		State/region risk Investing heavily in any one state or region increases exposure to losses in securities of that state’s or region’s issuers.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund’s losses from adverse events affecting a particular issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

		After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return The fund’s total return for the six months ended June 30, 2012 was 6.72%. Best quarter: Q3 ’09, 11.22% Worst quarter: Q4 ’08, -10.74%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class A shares and would be different for other classes.
John Hancock High Yield Municipal Bond Fund | Prospectus Class A, B and C Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHTFX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	4.50%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fee	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	535
3 Years	rr_ExpenseExampleYear03	736
5 Years	rr_ExpenseExampleYear05	953
10 Years	rr_ExpenseExampleYear10	1,577
1 Year	rr_ExpenseExampleNoRedemptionYear01	535
3 Years	rr_ExpenseExampleNoRedemptionYear03	736
5 Years	rr_ExpenseExampleNoRedemptionYear05	953
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,577
2002	rr_AnnualReturn2002	5.07%
2003	rr_AnnualReturn2003	5.47%
2004	rr_AnnualReturn2004	7.38%
2005	rr_AnnualReturn2005	6.85%
2006	rr_AnnualReturn2006	6.79%
2007	rr_AnnualReturn2007	(0.78%)
2008	rr_AnnualReturn2008	(15.34%)
2009	rr_AnnualReturn2009	25.17%
2010	rr_AnnualReturn2010	2.60%
2011	rr_AnnualReturn2011	10.17%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.74%)
John Hancock High Yield Municipal Bond Fund | Prospectus Class A, B and C Shares | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSHTX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fee	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.90%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%
1 Year	rr_ExpenseExampleYear01	665
3 Years	rr_ExpenseExampleYear03	832
5 Years	rr_ExpenseExampleYear05	1,124
10 Years	rr_ExpenseExampleYear10	1,823
1 Year	rr_ExpenseExampleNoRedemptionYear01	165
3 Years	rr_ExpenseExampleNoRedemptionYear03	532
5 Years	rr_ExpenseExampleNoRedemptionYear05	924
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,823
John Hancock High Yield Municipal Bond Fund | Prospectus Class A, B and C Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCTFX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fee	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.90%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.62%
1 Year	rr_ExpenseExampleYear01	265
3 Years	rr_ExpenseExampleYear03	532
5 Years	rr_ExpenseExampleYear05	924
10 Years	rr_ExpenseExampleYear10	2,022
1 Year	rr_ExpenseExampleNoRedemptionYear01	165
3 Years	rr_ExpenseExampleNoRedemptionYear03	532
5 Years	rr_ExpenseExampleNoRedemptionYear05	924
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,022
John Hancock High Yield Municipal Bond Fund | Prospectus Class A, B and C Shares | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.26%
5 Year	rr_AverageAnnualReturnYear05	2.57%
10 Year	rr_AverageAnnualReturnYear10	4.42%
John Hancock High Yield Municipal Bond Fund | Prospectus Class A, B and C Shares | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.35%
5 Year	rr_AverageAnnualReturnYear05	2.41%
10 Year	rr_AverageAnnualReturnYear10	4.28%
John Hancock High Yield Municipal Bond Fund | Prospectus Class A, B and C Shares | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.35%
5 Year	rr_AverageAnnualReturnYear05	2.74%
10 Year	rr_AverageAnnualReturnYear10	4.12%
John Hancock High Yield Municipal Bond Fund | Prospectus Class A, B and C Shares | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.25%
5 Year	rr_AverageAnnualReturnYear05	2.56%
10 Year	rr_AverageAnnualReturnYear10	4.41%
John Hancock High Yield Municipal Bond Fund | Prospectus Class A, B and C Shares | After tax on distributions, with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.11%
5 Year	rr_AverageAnnualReturnYear05	2.85%
10 Year	rr_AverageAnnualReturnYear10	4.49%
John Hancock High Yield Municipal Bond Fund | Prospectus Class A, B and C Shares | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Year	rr_AverageAnnualReturnYear05	5.22%
10 Year	rr_AverageAnnualReturnYear10	5.38%

[1]	(on certain purchases, including those of $1 million or more)
[2]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25% for Class A, 1.00% for Class B and 1.00% for Class C shares.

John Hancock Tax-Free Bond Fund | Prospectus Class A, B and C Shares
JOHN HANCOCK TAX-FREE BOND FUND
Investment objective
To seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 15 of the prospectus under “Sales charge reductions and waivers” or pages 50 to 54 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Shareholder fees (%) (fees paid directly from your investment)
Shareholder Fees - John Hancock Tax-Free Bond Fund Prospectus Class A, B and C Shares	Class A		Class B	Class C
Maximum front-end sales charge (load) on purchases as a % of purchase price	4.50%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00%	[1]	5.00%	1.00%
[1]	(on certain purchases, including those of $1 million or more)

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - John Hancock Tax-Free Bond Fund Prospectus Class A, B and C Shares		Class A	Class B	Class C
Management fee		0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	[1]	0.15%	0.90%	0.90%
Other expenses		0.15%	0.15%	0.15%
Total annual fund operating expenses		0.85%	1.60%	1.60%
[1]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25% for Class A, 1.00% for Class B and 1.00% for Class C shares.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expenses ($)
Sold
Expense Example - John Hancock Tax-Free Bond Fund Prospectus Class A, B and C Shares (USD $)	Class A	Class B	Class C
1 Year	533	663	263
3 Years	730	826	526
5 Years	943	1,114	914
10 Years	1,555	1,801	2,000

Kept
Expense Example, No Redemption - John Hancock Tax-Free Bond Fund Prospectus Class A, B and C Shares (USD $)	Class A	Class B	Class C
1 Year	533	163	163
3 Years	730	526	526
5 Years	943	914	914
10 Years	1,555	1,801	2,000

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Principal investment strategies
Under normal market conditions, the fund invests at least 80% of its net assets, plus amounts borrowed for investment purposes, in tax-exempt bonds of any maturity. Most of these bonds are investment grade when purchased, but the fund may also invest up to 35% of its net assets in junk bonds rated BB or B by Standard & Poor’s Corporation (S&P), Ba or B by Moody’s Investors Service, Inc. (Moody’s) or their unrated equivalents. Bonds that are rated at or below BB by S&P or Ba by Moody’s are considered junk bonds.

The fund may buy bonds of any maturity. If a bond’s credit rating falls, the fund does not have to sell it unless the subadviser determines a sale is in the fund’s best interest. The fund may invest heavily in bonds from any given state or region. The fund may engage in derivative transactions that include futures contracts on debt securities and debt securities indexes; options on futures, debt securities and debt indexes; and inverse floating rate securities, in each case, for the purposes of reducing risk and/or enhancing investment returns.

The subadviser looks for bonds that are undervalued, based on both broad and security-specific factors, such as issuer creditworthiness, bond structure, general credit trends and the relative attractiveness of different types of issuers. The subadviser uses detailed analysis of an appropriate index to model portfolio performance and composition, then blends the macro assessment with security analysis in a comprehensive and disciplined fashion. The fund does not intend to use frequent trading as part of its strategy.

In general, the subadviser favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds. The subadviser also favors bonds that have limitations on being paid off early (call protection), as this can help minimize the effect that falling interest rates may have on the fund’s yield. To the extent that the fund invests in bonds that are subject to the alternative minimum tax (AMT), the income paid by the fund may not be entirely tax free to all investors. Investments in bonds subject to the AMT will not be counted toward the fund’s 80% investment policy.
Principal risks
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:
Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.
Inverse floating rate securities Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.
Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.
Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Municipal bond risk Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls. Revenue bond prices can decline if related projects become unprofitable.

The fund may hold bonds that are insured as to principal and interest payments. Because the value of an insured municipal bond depends in part on the claims-paying ability of the insurer, the fund would be subject to the risk that the insurer may be unable to pay claims filed pursuant to the coverage. The fund may hold several investments covered by one insurer, which would increase the fund’s exposure to the claims-paying ability of that insurer. In addition, insurance does not guarantee the market value of the insured obligation.

Sector investing risk Because the fund may focus on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

State/region risk Investing heavily in any one state or region increases exposure to losses in securities of that state’s or region’s issuers.
Past performance
The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday–Thursday between 8:00 a.m. and 7:00 p.m. and on Fridays between 8:00 a.m. and 6:00 p.m., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Calendar year total returns — Class A (%)

Year-to-date total return The fund’s total return for the six months ended June 30, 2012 was 4.82%. Best quarter: Q3 ’09, 8.15% Worst quarter: Q4 ’10, -4.95%
Average annual total returns (%) as of 12-31-11
Average Annual Total Returns - John Hancock Tax-Free Bond Fund Prospectus Class A, B and C Shares	1 Year	5 Year	10 Year
Class A before tax	5.26%	3.26%	4.20%
Class A After tax on distributions	5.25%	3.25%	4.20%
Class A After tax on distributions, with sale	4.99%	3.40%	4.25%
Class B before tax	4.51%	3.10%	4.06%
Class C before tax	8.40%	3.42%	3.90%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.38%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
John Hancock Tax-Free Bond Fund | Prospectus Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHN HANCOCK TAX-FREE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 15 of the prospectus under “Sales charge reductions and waivers” or pages 50 to 54 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 13 to 15 of the prospectus under “Sales charge reductions and waivers” or pages 50 to 54 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the fund invests at least 80% of its net assets, plus amounts borrowed for investment purposes, in tax-exempt bonds of any maturity. Most of these bonds are investment grade when purchased, but the fund may also invest up to 35% of its net assets in junk bonds rated BB or B by Standard & Poor’s Corporation (S&P), Ba or B by Moody’s Investors Service, Inc. (Moody’s) or their unrated equivalents. Bonds that are rated at or below BB by S&P or Ba by Moody’s are considered junk bonds.

The fund may buy bonds of any maturity. If a bond’s credit rating falls, the fund does not have to sell it unless the subadviser determines a sale is in the fund’s best interest. The fund may invest heavily in bonds from any given state or region. The fund may engage in derivative transactions that include futures contracts on debt securities and debt securities indexes; options on futures, debt securities and debt indexes; and inverse floating rate securities, in each case, for the purposes of reducing risk and/or enhancing investment returns.

The subadviser looks for bonds that are undervalued, based on both broad and security-specific factors, such as issuer creditworthiness, bond structure, general credit trends and the relative attractiveness of different types of issuers. The subadviser uses detailed analysis of an appropriate index to model portfolio performance and composition, then blends the macro assessment with security analysis in a comprehensive and disciplined fashion. The fund does not intend to use frequent trading as part of its strategy.

		In general, the subadviser favors bonds backed by revenue from a specific public project or facility, such as a power plant (revenue bonds), as they tend to offer higher yields than general obligation bonds. The subadviser also favors bonds that have limitations on being paid off early (call protection), as this can help minimize the effect that falling interest rates may have on the fund’s yield. To the extent that the fund invests in bonds that are subject to the alternative minimum tax (AMT), the income paid by the fund may not be entirely tax free to all investors. Investments in bonds subject to the AMT will not be counted toward the fund’s 80% investment policy.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund’s portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund’s main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:
Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.
Inverse floating rate securities Liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, issuer risk and risk of disproportionate loss are the principal risks of engaging in transactions involving inverse floating rate securities.
Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.
Lower-rated fixed-income securities risk and high-yield securities risk Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Municipal bond risk Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls. Revenue bond prices can decline if related projects become unprofitable.

The fund may hold bonds that are insured as to principal and interest payments. Because the value of an insured municipal bond depends in part on the claims-paying ability of the insurer, the fund would be subject to the risk that the insurer may be unable to pay claims filed pursuant to the coverage. The fund may hold several investments covered by one insurer, which would increase the fund’s exposure to the claims-paying ability of that insurer. In addition, insurance does not guarantee the market value of the insured obligation.

Sector investing risk Because the fund may focus on a single sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors.

		State/region risk Investing heavily in any one state or region increases exposure to losses in securities of that state’s or region’s issuers.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday–Thursday between 8:00 a.m. and 7:00 p.m. and on Fridays between 8:00 a.m. and 6:00 p.m., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of a broad-based market index is included for comparison.

		After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Average annual total returns Performance of a broad-based market index is included for comparison.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return The fund’s total return for the six months ended June 30, 2012 was 4.82%. Best quarter: Q3 ’09, 8.15% Worst quarter: Q4 ’10, -4.95%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-11
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class A shares and would be different for other classes.
John Hancock Tax-Free Bond Fund | Prospectus Class A, B and C Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TAMBX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	4.50%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fee	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	533
3 Years	rr_ExpenseExampleYear03	730
5 Years	rr_ExpenseExampleYear05	943
10 Years	rr_ExpenseExampleYear10	1,555
1 Year	rr_ExpenseExampleNoRedemptionYear01	533
3 Years	rr_ExpenseExampleNoRedemptionYear03	730
5 Years	rr_ExpenseExampleNoRedemptionYear05	943
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,555
2002	rr_AnnualReturn2002	7.17%
2003	rr_AnnualReturn2003	4.75%
2004	rr_AnnualReturn2004	4.91%
2005	rr_AnnualReturn2005	3.89%
2006	rr_AnnualReturn2006	5.16%
2007	rr_AnnualReturn2007	1.76%
2008	rr_AnnualReturn2008	(5.34%)
2009	rr_AnnualReturn2009	14.34%
2010	rr_AnnualReturn2010	1.20%
2011	rr_AnnualReturn2011	10.22%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.95%)
John Hancock Tax-Free Bond Fund | Prospectus Class A, B and C Shares | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSMBX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fee	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.90%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	663
3 Years	rr_ExpenseExampleYear03	826
5 Years	rr_ExpenseExampleYear05	1,114
10 Years	rr_ExpenseExampleYear10	1,801
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	526
5 Years	rr_ExpenseExampleNoRedemptionYear05	914
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,801
John Hancock Tax-Free Bond Fund | Prospectus Class A, B and C Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBMBX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fee	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.90%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
1 Year	rr_ExpenseExampleYear01	263
3 Years	rr_ExpenseExampleYear03	526
5 Years	rr_ExpenseExampleYear05	914
10 Years	rr_ExpenseExampleYear10	2,000
1 Year	rr_ExpenseExampleNoRedemptionYear01	163
3 Years	rr_ExpenseExampleNoRedemptionYear03	526
5 Years	rr_ExpenseExampleNoRedemptionYear05	914
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,000
John Hancock Tax-Free Bond Fund | Prospectus Class A, B and C Shares | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.26%
5 Year	rr_AverageAnnualReturnYear05	3.26%
10 Year	rr_AverageAnnualReturnYear10	4.20%
John Hancock Tax-Free Bond Fund | Prospectus Class A, B and C Shares | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.51%
5 Year	rr_AverageAnnualReturnYear05	3.10%
10 Year	rr_AverageAnnualReturnYear10	4.06%
John Hancock Tax-Free Bond Fund | Prospectus Class A, B and C Shares | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.40%
5 Year	rr_AverageAnnualReturnYear05	3.42%
10 Year	rr_AverageAnnualReturnYear10	3.90%
John Hancock Tax-Free Bond Fund | Prospectus Class A, B and C Shares | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.25%
5 Year	rr_AverageAnnualReturnYear05	3.25%
10 Year	rr_AverageAnnualReturnYear10	4.20%
John Hancock Tax-Free Bond Fund | Prospectus Class A, B and C Shares | After tax on distributions, with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.99%
5 Year	rr_AverageAnnualReturnYear05	3.40%
10 Year	rr_AverageAnnualReturnYear10	4.25%
John Hancock Tax-Free Bond Fund | Prospectus Class A, B and C Shares | Barclays Capital Municipal Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Year	rr_AverageAnnualReturnYear05	5.22%
10 Year	rr_AverageAnnualReturnYear10	5.38%

[1]	(on certain purchases, including those of $1 million or more)
[2]	The fund's distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time. Excluding this waiver would result in Rule 12b-1 fees of 0.25% for Class A, 1.00% for Class B and 1.00% for Class C shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK MUNICIPAL SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Oct 1, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 26, 2012